Money Market Portfolio
Money Market Portfolio
Objective
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Money Market Portfolio		Institutional Class	Institutional Select Class	Investor Class	Administrative Class	Advisory Class	Participant Class	Cash Management Class
Advisory Fee		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Shareholder Service (12b-1) Fee							0.25%	0.10%
Other Expenses		0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Shareholder Administration Fee	[1]		0.05%	0.10%	0.15%
Shareholder Service Fee							0.25%	0.05%
Service and Shareholder Administration Fee	[1]					0.25%
Total Annual Portfolio Operating Expenses	[2]	0.22%	0.27%	0.32%	0.37%	0.47%	0.72%	0.37%
Fee Waiver and/or Expense Reimbursement	[2]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.20%	0.25%	0.30%	0.35%	0.45%	0.70%	0.35%
[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select, Investor, Administrative and Advisory Class shares in connection with their customers' accounts.
[2]	The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional, Institutional Select, Investor, Administrative, Advisory, Participant and Cash Management Classes so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.70% and 0.35%, respectively. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Money Market Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	20	64	113	255
Institutional Select Class	26	80	141	318
Investor Class	31	97	169	381
Administrative Class	36	113	197	443
Advisory Class	46	144	252	567
Participant Class	72	224	390	871
Cash Management Class	36	113	197	443

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Portfolio may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and may begin to raise rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Portfolio invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments which affect such sector.

•  Money Market Fund Regulation. The SEC recently adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the imposition of a floating NAV and the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). While the industry is still assessing the impact of these rule changes, they may affect the investment strategies, performance, operating expenses and structure of money market funds.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the Portfolio's average annual returns for the one, five, 10 year and since inception periods. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.36%
Low Quarter	3/31/14	0.01%

Average Annual Total Returns for the Periods Ended December 31, 2014
Average Annual Returns Money Market Portfolio	Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	0.06%	0.13%	1.73%	1.70%	Feb. 02, 2004
Institutional Select Class	0.02%	0.08%	1.68%	1.69%	Nov. 01, 2004
Investor Class	0.01%	0.05%	1.64%	1.64%	Nov. 01, 2004
Administrative Class	0.01%	0.02%	1.60%	1.61%	Nov. 01, 2004
Advisory Class	0.01%	0.01%	1.55%	1.52%	Feb. 06, 2004
Participant Class	0.01%	0.01%	1.45%	1.45%	Nov. 01, 2004
Cash Management Class	0.01%	0.02%		1.49%	Aug. 15, 2005

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.